Summary of significant accounting policies (Details 3) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Revenue
Online direct sales	$ 25,891,658	¥ 167,720,984,000	¥ 108,549,258,000	¥ 67,017,977,000
Customer incentives and loyalty programs
Types of Discounted Coupons | item	2	2
Fulfillment
Shipping cost		¥ 7,236,163,000	4,077,586,000	2,068,781,000
Marketing
Advertising costs		5,721,216,000	2,780,642,000	1,491,467,000
Statutory reserves
Appropriations of statutory reserves		40,551,000	12,361,000	810,000
Appropriations to other reserve funds		¥ 0	0	0
PRC | General reserve fund | Foreign invested enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%	50.00%
PRC | Statutory surplus reserve | Domestic enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%	50.00%
Electronics and home appliance products
Revenue
Online direct sales		¥ 134,346,243,000	90,890,026,000	56,814,078,000
General merchandise products
Revenue
Online direct sales		¥ 33,374,741,000	¥ 17,659,232,000	¥ 10,203,899,000